Issuance of Units	6 Months Ended
Jun. 30, 2022
Issuance Of Units
Issuance of Units

NOTE 9 – ISSUANCE OF UNITS

On May 21, 2021, Navios Partners entered into a new Continuous Offering Program Sales Agreement (“$110.0m Sales Agreement”) for the issuance and sale from time to time through its agent of common units having an aggregate offering price of up to $110,000. As of June 30, 2021 and December 31, 2021, since the commencement of the $110.0m Sales Agreement, Navios Partners had issued 2,914,022 units and 3,963,249 units, respectively, and received net proceeds of $78,134 and $103,691, respectively. Pursuant to the issuance of the common units, as of June 30, 2021 and December 31, 2021, Navios Partners issued 59,470 and 80,883 general partnership units, respectively, to its General Partner in order to maintain its 2.0% ownership interest. As of June 30, 2021 and December 31, 2021, the net proceeds from the issuance of the general partnership units were approximately $1,636 and $2,172, respectively. No additional sales were made subsequent to December 31, 2021 or will be made under this program.

On April 9, 2021, Navios Partners entered into a Continuous Offering Program Sales Agreement (“$75.0m Sales Agreement”) for the issuance and sale from time to time through its agent of common units having an aggregate offering price of up to $75,000. As of each of June 30, 2021 and December 31, 2021, since the commencement of the $75.0m Sales Agreement, Navios Partners had issued 2,437,624 units and received net proceeds of $73,117. Pursuant to the issuance of the common units, as of each of June 30, 2021 and December 31, 2021, Navios Partners issued 49,747 general partnership units to its General Partner in order to maintain its 2.0% ownership interest. As of each of June 30, 2021 and December 31, 2021, the net proceeds from the issuance of the general partnership units were approximately $1,530. No additional sales were made subsequent to December 31, 2021 or will be made under this program.

On November 18, 2016, Navios Partners entered into a Continuous Offering Program Sales Agreement for the issuance and sale from time to time through its agent of common units having an aggregate offering price of up to $25,000. An amended Sales Agreement was entered into on August 3, 2020. As of each of June 30, 2021 and December 31, 2021, since the date of the amended Sales Agreement, Navios Partners had issued 1,286,857 units and received net proceeds of $23,918. Pursuant to the issuance of the common units, as of each of June 30, 2021 and December 31, 2021, Navios Partners issued 26,265 general partnership units to its general partner in order to maintain its 2.0% ownership interest. As of each of June 30, 2021 and December 31, 2021, the net proceeds from the issuance of the general partnership units were $501. No additional sales were made subsequent to December 31, 2021 or will be made under this program.

Pursuant to the terms of the NMCI Merger Agreement, each outstanding common unit of Navios Containers that was held by a unitholder other than Navios Partners, Navios Containers and their respective subsidiaries was converted into the right to receive 0.39 of a common unit of Navios Partners. As a result of the NMCI Merger, 8,133,452 common units of Navios Partners were issued to former public unitholders of Navios Containers. Pursuant to the issuance of the common units, Navios Partners issued 165,989 general partner units, resulting in net proceeds of $3,911 (see Note 3 – Acquisition of Navios Containers and Navios Acquisition).

Pursuant to the terms of the NNA Merger Agreement, each outstanding common unit of Navios Acquisition that was held by a stockholder other than Navios Partners, was converted into the right to receive 0.1275 of a common unit of Navios Partners. As a result of the NNA Merger, 3,388,226 common units of Navios Partners were issued to former public stockholders of Navios Acquisition. Pursuant to the issuance of the common units, Navios Partners issued 69,147 general partner units, resulting in net proceeds of $1,893 (see Note 3 – Acquisition of Navios Containers and Navios Acquisition).

The effect of compensation expense arising from the restricted common units granted in December 2019 and 2018 and February 2019, amounted to $40 and $82 for the three and six month periods ended June 30, 2022, respectively, and was presented under the caption “General and administrative expenses” in the condensed Consolidated Statements of Operations.

The effect of compensation expense arising from the restricted common units granted in December 2019, 2018 and 2017 and February 2019, amounted to $116 and $234 for the three and six month periods ended June 30, 2021, respectively, and was presented under the caption “General and administrative expenses” in the condensed Consolidated Statements of Operations.

As of June 30, 2022, the estimated compensation cost relating to service conditions of non-vested restricted common units granted in 2018 and 2019 not yet recognized was $84.

As of June 30, 2022, there were 42,916 restricted common units outstanding that remained unvested.